UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]:   Amendment Number: __
This Amendment (Check only one.):                [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Invesco Private Capital, Inc.
Address:     1555 Peachtree Street, N.E.
             Atlanta, GA 30309

Form 13F File Number 028-12271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott A. Trapani
Title:    Chief Compliance Officer
Phone:    404-881-3435

Signature, Place, and Date of Signing:

/s/ Scott A. Trapani    Atlanta, GA          05/06/2011
[Signature]             [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number         Name
028-12271                    Invesco Private Capital, Inc.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   25

Form 13F Information Table Value Total:   1,441,351 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name
A       028-12271                Invesco Private Capital, Inc.
1       028-13083                WL Ross & Co. LLC


SECURITY                             TITLE   CUSIP      MARKET   PAR        SH/  PUT/ INVEST-    OTHER VOTING     VOTING  VOTING
DESCRIPTION                          OF                 VALUE    VALUE      PRN  CALL MENT       MGRS  SOLE       SHARED  NONE
                                     CLASS              THOUSANDS                     DISCRETION
Assured Guaranty Ltd.                Common  G0585R106   238644  238644300  SH        DEFINED      1   238644300       0       0
Bankunited Inc                       Common  06652K103   393934  393933671  SH        DEFINED      1   393933671       0       0
Cascade Bancorp                      Common  147154207    75694   75693750  SH        DEFINED      1    75693750       0       0
Dynegy Inc                           Common  26817G300    10258   10257966  SH        DEFINED      1    10257966       0       0
Exco Resources Inc                   Common  269279402   433860  433860000  SH        DEFINED      1   433860000       0       0
International Coal Group             Common  45928H106   138637  138636570  SH        DEFINED      1   138636570       0       0
Sun Bancorp Inc                      Common  86663B102    64920   64919797  SH        DEFINED      1    64919797       0       0
Hanesbrands Inc                      Common  410345102     9549    9549230  SH        DEFINED      1     9549230       0       0
Select Sector SPDR TR SBI Int-Finl   Common  81369Y605     3442    3441900  SH        DEFINED      1     3441900       0       0
United Continental                   Common  910047109     6959    6959073  SH        DEFINED      1     6959073       0       0
United Sates Oil Fund LP Units       Common  91232N108     4729    4728600  SH        DEFINED      1     4728600       0       0
Bioscrip Inc                         Common  09069N108     3794    3793693  SH        DEFINED      1     3793693       0       0
Cooper Tire & Rubber                 Common  216831107    10905   10905125  SH        DEFINED      1    10905125       0       0
Delta Air Lines                      Common  247361702     5013    5012700  SH        DEFINED      1     5012700       0       0
Key Energy Svcs Inc                  Common  492914106     9633    9633225  SH        DEFINED      1     9633225       0       0
Plains Expl & Prodtn Co              Common  726505100     3369    3369390  SH        DEFINED      1     3369390       0       0
Callidus Software, Inc.              Common  13123E500    10496   10496027  SH        DEFINED           10496027       0       0
Cyclacel Pharmaceuticals             Common  23254L108     1164    1164325  SH        DEFINED            1164325       0       0
Infinera, Inc.                       Common  45667G103      388     388247  SH        DEFINED             388247       0       0
Infinity Pharmaceuticals             Common  45665G303       44      43600  SH        DEFINED              43600       0       0
ZipRealty                            Common  98974v107       65      64618  SH        DEFINED              64618       0       0
MetroPCS                             Common  591708102     9457    9457185  SH        DEFINED            9457185       0       0
Envestnet                            Common  29404K106      212     212352  SH        DEFINED             212352       0       0
Harmonic, Inc.                       Common  413160102     5981    5981016  SH        DEFINED            5981016       0       0
Maxlinear                            Common  57776J100      204     204250  SH        DEFINED             204250       0       0


Grand Total (in Thousands)                              1441351
total count                                                  25
